Warrants - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Derivative liability, Fair value		$ 4,629,000	$ 1,309,335	$ 112,521
Additional Borrowings [Member]
Class of Warrant or Right [Line Items]
Percentage of total outstanding fully diluted units of equity issued as warrant units	0.50%
Proceeds from long term line of credit		$ 10,000,000	$ 10,000,000
Loan Agreement [Member] | Opportunity Financial LLC [Member]
Class of Warrant or Right [Line Items]
Percentage of total outstanding fully diluted units of equity issued as warrant units	1.00%